Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 63,095	$ 73,714	$ 149,307